Income tax - Recognised deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	$ 36.5	$ 26.6
Liabilities	(185.6)	(145.1)
Net deferred tax assets recognised in the statement of the financial position	2.3	2.1
Net deferred tax liabilities recognised in the statement of the financial position	(151.4)	(120.6)
Net	(149.1)	(118.5)	$ 1.1
Vessels, containers, handling equipments and other tangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(185.6)	(144.7)
Net	(185.6)	(144.7)	(144.5)
Financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	13.4
Net	13.4		13.4
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	12.9	17.6
Net	12.9	17.6	16.9
Accumulated tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	6.8	9.0
Net	6.8	9.0	117.7
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	3.4
Liabilities		(0.4)
Net	$ 3.4	$ 0.4	$ (2.4)